LOANS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Bank Loans and Notes Payable	$ 2,539,239	$ 3,491,620
Loan Payable1 To Industrial and Commercial Bank Of China [Member]
Short-term Bank Loans and Notes Payable	0	1,587,074
Loan Payable1 To China Minsheng Bank [Member]
Short-term Bank Loans and Notes Payable	0	793,594
Loan Payable2 To China Minsheng Bank [Member]
Short-term Bank Loans and Notes Payable	0	1,110,952
Loan Payable3 To China Minsheng Bank [Member]
Short-term Bank Loans and Notes Payable	793,512	0
Loan Payable2 To Industrial and Commercial Bank Of China [Member]
Short-term Bank Loans and Notes Payable	$ 1,745,727	$ 0